Strategic investments (Tables)	12 Months Ended
Dec. 31, 2020
Strategic investments
Schedule of components and changes in strategic investments
	December 31,	December 31,
	2020	2019
	$	$
Beauce Gold Fields (“BGF”) shares – level 1	123,095	133,354
HPQ Silicon Resources Inc. (“HPQ”) shares - level 1	16,489,220	1,476,000
HPQ warrants – level 3	23,379,435	—
	39,991,750	1,609,354

The change in the strategic investments is summarized as follows:

	(“BGF”) shares – level 1		(“HPQ”) shares - level 1		HPQ warrants – level 3
	Quantity	$	Quantity	$	Quantity	$
Balance, December 31, 2018	1,025,794	102,579	21,350,000	1,281,000	18,750,000	310,537
Disposed	—	—	(2,900,000)	(261,000)	—	—
Expired	—	—	—	—	(1,000,000)	—
Change in the fair value	—	30,775	—	456,000	—	(310,537)
Balance, December 31, 2019	1,025,794	133,354	18,450,000	1,476,000	17,750,000	—
Additions	—	—	7,887,000	3,395,742	5,200,000	560,000
Received in lieu of payment of services rendered	—	—	4,394,600	395,514	4,394,600	—
Exercised	—	—	1,500,000	540,000	(1,500,000)	(337,500)
Disposed	—	—	(17,241,400)	(10,798,056)	—	—
Change in the fair value	—	(10,259)	—	21,480,020	—	23,156,935
Balance, December 31, 2020	1,025,794	123,095	14,990,200	16,489,220	25,844,600	23,379,435

Schedule of activity of HPQ warrants

	Number of			Number of
	warrants			warrants
					Exercise
Expiry date	Dec. 31, 2019	Additions	Exercised	Dec. 31, 2020	price ($)
21-Nov-20	1,500,000	—	(1,500,000)	—	0.15
21-Aug-21	16,250,000	—	—	16,250,000	0.17
29-Apr-23	—	1,200,000	—	1,200,000	0.10
02-Jun-23	—	4,394,600	—	4,394,600	0.10
03-Sep-23	—	4,000,000	—	4,000,000	0.61
	17,750,000	9,594,600	(1,500,000)	25,844,600

Schedule of assumptions used in measuring HPQ warrants using the Black-Scholes option pricing model

Number of warrants	1,200,000	4,394,600	4,000,000
Date of issuance	April 29, 2020	June 2, 2020	Sept. 3, 2020
Exercise price ($)	0.10	0.10	0.61
Assumptions under the Back Sholes model:
Fair value of the shares ($)	0.04	1.05	1.05
Risk free interest rate (%)	0.30	0.20	0.20
Expected volatility (%)	97.45	114.80	112.52
Expected dividend yield	0	0	0
Contractual remaining life (number of months)	36	29	32

Number of warrants	16,250,000	1,200,000	4,394,600	4,000,000
Date of issuance	Dec. 21,2018	April 29, 2020	June 2, 2020	Sept. 3, 2020
Exercise price ($)	0.17	0.10	0.10	0.61
Assumptions under the Back Sholes model:
Fair value of the shares ($)	1.05	1.05	1.05	1.05
Risk free interest rate (%)	0.20	0.20	0.20	0.20
Expected volatility (%)	145.03	115.30	114.80	112.52
Expected dividend yield	0	0	0	0
Contractual remaining life (number of months)	8	28	29	32